Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and equivalents	$ 4,157	$ 4,440
Accounts receivable	603	554
Inventories	1,868	1,781
Other current assets (note 13b)	742	1,690
Total current assets	7,370	8,465
Non-current assets
Equity in investees (note 11)	4,004	3,983
Property, plant and equipment	26,311	25,821
Goodwill	3,581	3,581
Intangible assets	149	149
Deferred income tax assets	19	19
Non-current portion of inventory	2,765	2,819
Other assets	1,087	1,128
Total assets	45,286	45,965
Current liabilities
Accounts payable	1,525	1,556
Debt	13	13
Current income tax liabilities	320	163
Other current liabilities (note 13b)	412	1,388
Total current liabilities	2,270	3,120
Non-current liabilities
Debt	4,761	4,769
Provisions	2,181	2,211
Deferred income tax liabilities	3,286	3,247
Other liabilities	1,303	1,329
Total liabilities	13,801	14,676
Equity
Capital stock (note 14)	28,116	28,114
Deficit	(7,208)	(7,282)
Accumulated other comprehensive income (loss)	18	26
Other	1,913	1,913
Total equity attributable to Barrick Gold Corporation shareholders	22,839	22,771
Non-controlling interests (note 15)	8,646	8,518
Total equity	31,485	31,289
Contingencies and commitments (notes 4 and 16)
Total liabilities and equity	$ 45,286	$ 45,965